COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES	COMMITMENTS AND CONTINGENT LIABILITIES
Commitments

The following table summarizes REE’s contractual obligations and other commitments for cash expenditures as of June 30, 2025, and the years in which these obligations are due. The following table present the Company’s commitments and unrecorded contractual obligations.This table is not meant to represent a forecast of the Company’s total cash expenditures for any of the periods presented.

Purchase commitments
(Unaudited)
2025	$4,722
2026	2,010
Total	$6,732

Open purchase orders that are cancellable are not considered unconditional purchase obligations for financial reporting purposes and are not included in the table above. Such purchase orders often represent authorizations to purchase rather than binding agreements.

In addition, the Company enters into agreements in the normal course of business with vendors to perform various services, which are generally cancellable upon written notice. These payments are not included in this table of contractual obligations.

Guarantee

A long-term guarantee was issued by a bank in the amount of approximately $1,998 and was recorded within long-term restricted cash to secure the Company’s office and manufacturing locations.

Royalty bearing grants

Until 2018, the Company’s research and development efforts had been partially financed through grants from the Israeli Innovation Authority (“IIA”) for the technology related to the Softwheel legacy activity. Under the research and development agreements with the IIA, if the Company does not generate revenues from products developed with funds provided by the IIA, the Company is not obligated to pay royalties or repay the grants. As of June 30, 2025, the Company’s remaining contingent obligation with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, were $741. Since the Company does not anticipate generating revenues from products developed with funds provided by the IIA, it does not expect to make any repayments to the IIA.

In 2018, the Company signed a research and development agreement with the Israel-United States Binational Industrial Research and Development Foundation (“BIRD”). Under this agreement, if the Company does not generate revenues from products developed with funds provided by the BIRD, the Company is not obligated to pay royalties or repay the grants. As of June 30, 2025, the BIRD contingent liability with respect to royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled $433. Since the Company does not anticipate to generating revenues from products developed with funds provided by the BIRD, it does not expect to make any repayments to the BIRD.
NOTE 8. COMMITMENTS AND CONTINGENT LIABILITIES (cont.)

Legal proceedings

On December 16, 2022, a lawsuit was filed to the court in Texas, Austin Division, against REE and its US subsidiaries (in this section, the “Group”), by OSR Group alleging that the Group stole OSR Group’s trade secrets. The OSR Group requested the court to grant them the following: (a) a request for an injunction pertaining to the use of such trade secrets; (b) affirmative action to protect the OSR Group’s alleged trade secrets; (c) the establishment of a constructive trust to transfer all the relevant Group’s legal title and intellectual property to the OSR Group; (d) an award to the OSR Group of monetary damages in an amount of no less than USD 2.6 billion together with exemplary damages in an amount of no less than USD 5.2 billion, such amounts to be determined in the trial, plus interest; (e) an award to the OSR Group for all of its expenses relating to the action; (f) an award to the OSR Group of pre-judgment interest on all damages; and (g) an award of other relief as the court deem fit. On January 4, 2024, the U.S. Magistrate Judge entered a Report and Recommendation (“Report”), recommending dismissal of the lawsuit based on forum non conveniens, such that OSR should pursue all claims in an Israeli forum rather than in the United States, assuming that OSR chooses to do so after dismissal. On August 26, 2024, the U.S. District Judge adopted the Report, granting REE’s motion to dismiss for forum non conveniens and ordering the clerk of the court to close the case. On September 26, 2024, OSR filed a Notice of Appeal to the United States Court of Appeals for the Fifth Circuit, appealing the District Judge’s adoption of the Report and dismissal of the case for forum non conveniens. On October 10, 2025, the Fifth Circuit affirmed the District Court’s dismissal for forum non conveniens. On November 12, 2025, the Fifth Circuit denied OSR’s petition for rehearing. OSR may seek further appellate review and retains the ability to pursue its claims in Israel. As a result, given the uncertainty of litigation and the Fifth Circuit’s affirmance of dismissal, the Company cannot estimate the reasonably possible loss or range of loss that may result from this lawsuit and/or appeal. As of June 30, 2025 and December 31, 2024 the Company did not record a loss contingency.

On August 27, 2025, Schwab Industries, Inc. filed a demand for arbitration with the American Arbitration Association in Michigan against the Company and its U.S. subsidiary, alleging failure to pay amounts purportedly due under a contract. The Company has asserted counterclaims alleging, among other things, mismanagement, unauthorized price increases, errors, unjustified advance payment requests, and failure to perform under the contract.

The Company believes the claims are without merit and is defending the matter vigorously. Due to the uncertainties inherent in arbitration, the Company cannot reasonably estimate any potential loss or range of loss. Accordingly, no loss contingency has been recorded in the financial statements.

Notwithstanding the foregoing, from time to time, REE may become involved in actions, claims, suits, and other legal proceedings, such as requests to disclose information before initiating derivative cases, arising in the ordinary course of the Company's business, including but not limited to claims related to employment, intellectual property and shareholder matters.